Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes
Income Taxes

16)    Income Taxes

The current and deferred income tax expense (benefit) for the years ended December 31, 2020 and 2019 is as follows:

	For the Years Ended December 31,
	2020	2019
Current expense (benefit):
Federal	$5,085	$—
State	88	—
Total current expense (benefit)	5,173	—
Deferred expense (benefit):
Federal	(1,378,731)	(165,483)
State	(53,435)	(480,383)
Total deferred expense (benefit)	(1,432,166)	(645,866)
Total income tax expense (benefit)	$(1,426,993)	$(645,866)

A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows:

	For the Years Ended December 31,
	2020	2019
Income at US statutory rate	21.00%	21.00%
State taxes, net of federal benefit	1.56%	1.59%
Permanent differences	(2.68)%	(0.02)%
Recapitalization	36.49%	0.00%
Pass through income to members	(32.71)%	(21.13)%
Valuation allowance	(17.22)%	0.00%
Other	0.00%	0.51%
Effective income tax rate	6.44%	1.95%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2020 and December 31, 2019 are as follows:

	For the Years Ended December 31,
	2020	2019
Accruals	$90,222	$5,732
Intangible assets	(1,238,128)	(1,438,682)
Depreciation and amortization	5,661,235	—
Expenses no currently deductible	148,708	—
Net operating loss carryforwards	57,266	783
Interest expense limitation	25,547	—
Stock-based compensation	2,505,425	—
Valuation allowance	(7,250,275)	—
Total deferred tax liability	$—	$(1,432,167)

The Company assesses the need for a valuation allowance related to its deferred income tax assets by considering whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. A valuation allowance has been recorded against the Company’s deferred income tax assets, as it is in the opinion of management that it is more likely than not that the net operating loss carryforwards (“NOL”) will not be utilized in the foreseeable future.

The cumulative valuation allowance as of December 31, 2020 is $7.3 million, which will be reduced if and when the Company determines that the deferred income tax assets are more likely than not to be realized.

As of December 31, 2020, the Company’s estimated aggregate total NOLs were $270 thousand for U.S. federal purposes with an indefinite life due to regulations set forth in the Tax Cuts and Jobs Act of 2017. The future utilization of the NOLs are limited to 80% of taxable income.

The Company files its tax returns in the U.S. federal jurisdiction, as well as in various state and local jurisdictions. The Company is not currently under audit in any taxing jurisdictions.

The calculation of the Company’s tax liabilities involves dealing with uncertainties in the application of complex tax laws and regulations for both federal taxes and the many states in which we operate or do business in. ASC 740 states that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, on the basis of the technical merits.

The Company records uncertain tax positions as liabilities in accordance with ASC 740 and adjust these liabilities when our judgment changes as a result of the evaluation of new information not previously available. Because of the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from our current estimate of the unrecognized tax benefit liabilities. These differences will be reflected as increases or decreases to income tax expense in the period in which new information is available. As of December 31, 2020, the Company has not recorded any uncertain tax positions in its consolidated financial statements.